Assets Held For Sale (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Impairment loss, pre-tax	$ 486
Loss on assets held for sale	$ 363	$ 486	$ 0	$ 0
Assets held for sale		$ 90